UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Gregory Knoth

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DANA LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS — 98.86%	Shares	Fair Value
Communication Services — 10.29%
Alphabet, Inc., Class A(a)	2,500	$3,045,500
AT&T, Inc.	35,000	1,191,750
Comcast Corporation, Class A	61,000	2,633,370
Facebook, Inc., Class A(a)	13,500	2,622,105
T-Mobile US, Inc.(a)	33,000	2,631,090
Walt Disney Company (The)	7,700	1,101,177
		13,224,992
Consumer Discretionary — 10.32%
Amazon.com, Inc.(a)	500	933,390
Best Buy Company, Inc.	36,600	2,800,998
D.R. Horton, Inc.	52,000	2,388,360
Home Depot, Inc. (The)	12,000	2,564,280
lululemon athletica, Inc.(a)	12,000	2,293,080
Royal Caribbean Cruises Ltd.	19,600	2,280,264
		13,260,372
Consumer Staples — 7.04%
Ingredion, Inc.	300	23,187
Kimberly-Clark Corporation	17,400	2,360,310
Sysco Corporation	32,000	2,194,240
Tyson Foods, Inc., Class A	28,400	2,257,800
Walmart, Inc.	20,000	2,207,600
		9,043,137
Energy — 4.87%
Chevron Corporation	16,000	1,969,760
Exxon Mobil Corporation	25,000	1,859,000
Marathon Petroleum Corporation	32,000	1,804,480
ONEOK, Inc.	9,000	630,720
		6,263,960
Financials — 13.01%
American Express Company	19,000	2,363,030
Bank of America Corporation	80,000	2,454,400
Citizens Financial Group, Inc.	64,000	2,384,640
JPMorgan Chase & Company	21,000	2,436,000
MetLife, Inc.	48,200	2,382,044

See accompanying notes which are an integral part of these schedules of investments.

Morgan Stanley	53,400	2,379,504
Starwood Property Trust, Inc.	100,000	2,323,000
		16,722,618
Health Care — 13.66%
AbbVie, Inc.	400	26,648
Amgen, Inc.	13,500	2,518,830
Bristol-Myers Squibb Company	50,000	2,220,500
CVS Health Corporation	25,000	1,396,750
Hill-Rom Holdings, Inc.	13,000	1,386,320
Merck & Company, Inc.	30,400	2,522,896
Stryker Corporation	11,600	2,433,448
Thermo Fisher Scientific, Inc.	9,000	2,499,120
UnitedHealth Group, Inc.	10,200	2,539,902
		17,544,414
Industrials — 9.15%
Boeing Company (The)	200	68,236
Delta Air Lines, Inc.	41,000	2,502,640
Eaton Corporation plc	29,000	2,383,510
Norfolk Southern Corporation	11,600	2,216,992
Raytheon Company	13,000	2,369,770
Waste Management, Inc.	19,000	2,223,000
		11,764,148
Information Technology — 21.67%
Accenture plc, Class A	13,000	2,503,540
Adobe, Inc.(a)	4,200	1,255,212
Apple, Inc.	14,400	3,067,776
Broadcom, Inc.	9,000	2,609,910
CDW Corporation	24,000	2,835,840
Cisco Systems, Inc.	45,000	2,493,000
Intel Corporation	50,000	2,527,500
Mastercard, Inc., Class A	9,400	2,559,338
Microsoft Corporation	21,000	2,861,670
Visa, Inc., Class A	14,800	2,634,400
Zebra Technologies Corporation, Class A(a)	11,800	2,488,502
		27,836,688
Materials — 2.70%
Albemarle Corporation	300	21,888
Packaging Corporation of America	17,600	1,777,072
Steel Dynamics, Inc.	53,000	1,670,030
		3,468,990

See accompanying notes which are an integral part of these schedules of investments.

Real Estate — 3.05%
American Tower Corporation, Class A	9,400	1,989,228
Prologis, Inc.	24,000	1,934,640
		3,923,868
Utilities — 3.10%
CenterPoint Energy, Inc.	72,200	2,094,522
Exelon Corporation	42,000	1,892,520
		3,987,042

Total Common Stocks (Cost $107,946,623)		127,040,229

MONEY MARKET FUNDS - 1.09%

Federated Government Obligations Fund, Institutional Class, 2.21%(b)	1,406,687	1,406,687

Total Money Market Funds (Cost $1,406,687)		1,406,687

Total Investments — 99.95% (Cost $109,353,310)		128,446,916

Other Assets in Excess of Liabilities — 0.05%		66,321

NET ASSETS — 100.00%		$128,513,237

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

See accompanying notes which are an integral part of these schedules of investments.

DANA SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS — 98.33%	Shares	Fair Value
Communication Services — 2.80%
Marcus Corporation (The)	6,737	$235,728
QuinStreet, Inc.(a)	12,487	203,413
		439,141
Consumer Discretionary — 10.89%
Boot Barn Holdings, Inc.(a)	7,401	231,577
Boyd Gaming Corporation	9,634	255,205
Fox Factory Holding Corporation(a)	3,568	285,725
Marriott Vacations Worldwide Corporation	2,510	256,597
Ruth's Hospitality Group, Inc.	10,375	231,051
Urban Outfitters, Inc.(a)	7,660	182,385
YETI Holdings, Inc.(a)	7,551	262,473
		1,705,013
Consumer Staples — 2.94%
Chefs' Warehouse, Inc. (The)(a)	6,216	226,698
Performance Food Group Company(a)	5,326	233,545
		460,243
Energy — 3.99%
Delek US Holdings, Inc.	4,161	179,256
Matador Resources Company(a)	13,125	231,393
ProPetro Holding Corporation(a)	11,827	214,424
		625,073
Financials — 18.11%
Argo Group International Holdings Ltd.	3,730	255,281
Banner Corporation	5,319	315,203
Blackstone Mortgage Trust, Inc., Class A	7,927	281,567
CenterState Banks Corporation	12,532	304,778
First Bancorp	7,279	268,886
Independent Bank Corporation	3,410	265,162
Primerica, Inc.	2,306	282,923
United Community Banks, Inc.	10,081	289,325
Western Alliance Bancorporation(a)	6,113	302,227
Wintrust Financial Corporation	3,761	269,062
		2,834,414

See accompanying notes which are an integral part of these schedules of investments.

Health Care — 16.08%
ANI Pharmaceuticals, Inc.(a)	3,212	271,703
BioTelemetry, Inc.(a)	5,278	247,802
CONMED Corporation	2,918	254,887
Emergent BioSolutions, Inc.(a)	4,198	185,300
HMS Holdings Corporation(a)	7,689	268,346
Horizon Therapeutics plc(a)	11,198	278,718
Ligand Pharmaceuticals, Inc., Class B(a)	2,283	208,917
Merit Medical Systems, Inc.(a)	4,850	191,381
Repligen Corporation(a)	3,454	326,024
Tabula Rasa HealthCare, Inc.(a)	4,718	284,354
		2,517,432
Industrials — 15.22%
Albany International Corporation, Class A	3,100	266,570
ASGN, Inc.(a)	3,655	230,448
Comfort Systems USA, Inc.	4,467	187,614
Curtiss-Wright Corporation	2,221	281,867
Harsco Corporation(a)	8,550	200,583
MasTec, Inc.(a)	4,473	229,554
Moog, Inc., Class A	2,668	217,335
SkyWest, Inc.	4,124	250,368
Timken Company (The)	4,723	215,888
TriNet Group, Inc.(a)	4,120	302,985
		2,383,212
Information Technology — 12.88%
Cabot Microelectronics Corporation	2,418	294,149
Five9, Inc.(a)	4,701	232,088
Perficient, Inc.(a)	6,853	234,167
Rapid7, Inc.(a)	3,994	242,236
RealPage, Inc.(a)	4,395	274,601
Rudolph Technologies, Inc.(a)	9,356	251,864
SYNNEX Corporation	2,645	260,638
Upland Software, Inc.(a)	5,161	227,032
		2,016,775
Materials — 3.88%
Ingevity Corporation(a)	1,942	191,365
PolyOne Corporation	6,504	213,136
W.R. Grace & Company	3,004	203,701
		608,202
Real Estate — 7.60%
CoreSite Realty Corporation	2,748	288,018

See accompanying notes which are an integral part of these schedules of investments.

EastGroup Properties, Inc.	2,471	297,706
OUTFRONT Media, Inc.	11,226	305,122
STAG Industrial, Inc.	10,048	298,627
		1,189,473
Utilities — 3.94%
Chesapeake Utilities Corporation	3,204	299,446
Southwest Gas Holdings, Inc.	3,577	318,031
		617,477

Total Common Stocks (Cost $13,911,788)		15,396,455

MONEY MARKET FUNDS - 1.66%

Federated Government Obligations Fund, Institutional Class, 2.21%(b)	260,395	260,395

Total Money Market Funds (Cost $260,395)		260,395

Total Investments — 99.99% (Cost $14,172,183)		15,656,850

Other Assets in Excess of Liabilities — 0.01%		2,288

NET ASSETS — 100.00%		$15,659,138

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

See accompanying notes which are an integral part of these schedules of investments.

DANA EPIPHANY ESG EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS — 98.97%	Shares	Fair Value
Communication Services — 9.55%
Alphabet, Inc., Class C(a)	250	$304,170
AT&T, Inc.	3,800	129,390
Comcast Corporation, Class A	4,500	194,265
Facebook, Inc., Class A(a)	1,500	291,345
T-Mobile US, Inc.(a)	1,000	79,730
Walt Disney Company (The)	1,500	214,515
		1,213,415
Consumer Discretionary — 9.41%
Amazon.com, Inc.(a)	240	448,027
Best Buy Company, Inc.	3,300	252,549
Home Depot, Inc. (The)	1,300	277,797
Tractor Supply Company	2,000	217,620
		1,195,993
Consumer Staples — 7.60%
General Mills, Inc.	4,200	223,062
Kimberly-Clark Corporation	1,600	217,040
PepsiCo, Inc.	2,500	319,525
Sysco Corporation	3,000	205,710
		965,337
Energy — 6.86%
ConocoPhillips	2,100	124,068
Marathon Petroleum Corporation	2,900	163,531
Occidental Petroleum Corporation	3,500	179,760
Phillips 66	3,000	307,680
Pioneer Natural Resources Company	700	96,628
		871,667
Financials — 11.70%
American Express Company	3,000	373,110
Bank of America Corporation	10,000	306,800
BB&T Corporation	4,000	206,120
MetLife, Inc.	4,300	212,506
Starwood Property Trust, Inc.	9,000	209,070
Wintrust Financial Corporation	2,500	178,850
		1,486,456

See accompanying notes which are an integral part of these schedules of investments.

Health Care — 15.25%
Becton, Dickinson and Company	1,250	316,000
Bristol-Myers Squibb Company	5,000	222,050
CVS Health Corporation	2,700	150,849
Emergent BioSolutions, Inc.(a)	2,800	123,592
Encompass Health Corporation	2,700	172,368
Hill-Rom Holdings, Inc.	1,800	191,952
Medtronic plc	1,500	152,910
Stryker Corporation	1,500	314,670
WellCare Health Plans, Inc.(a)	700	201,075
Zoetis, Inc.	800	91,912
		1,937,378
Industrials — 8.14%
Allison Transmission Holdings, Inc.	4,500	206,775
Delta Air Lines, Inc.	3,700	225,848
Insperity, Inc.	1,740	185,049
Norfolk Southern Corporation	1,020	194,942
Waste Management, Inc.	1,900	222,300
		1,034,914
Information Technology — 22.35%
Accenture plc, Class A	1,500	288,870
Apple, Inc.	2,000	426,080
Automatic Data Processing, Inc.	2,000	333,040
Cisco Systems, Inc.	5,000	277,000
Intel Corporation	7,500	379,125
Mastercard, Inc., Class A	1,200	326,724
Microsoft Corporation	3,000	408,810
Visa, Inc., Class A	2,250	400,500
		2,840,149
Materials — 2.36%
Air Products & Chemicals, Inc.	610	139,245
Avery Dennison Corporation	1,400	160,818
		300,063
Real Estate — 2.82%
American Tower Corporation, Class A	900	190,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,100	167,445
		357,903
Utilities — 2.93%
NextEra Energy, Inc.	1,800	372,906

See accompanying notes which are an integral part of these schedules of investments.

Total Common Stocks (Cost $10,075,734)		12,576,181

MONEY MARKET FUNDS - 1.00%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.23%(b)	127,427	127,427

Total Money Market Funds (Cost $127,427)		127,427

Total Investments — 99.97% (Cost $10,203,161)		12,703,608

Other Assets in Excess of Liabilities — 0.03%		4,366

NET ASSETS — 100.00%		$12,707,974

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

The sectors shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At July 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Dana Large Cap Equity Fund	$109,474,946	$20,426,912	$(1,454,942)	$18,971,970
Dana Small Cap Equity Fund	14,195,831	2,193,425	(732,406)	1,461,019
Dana Epiphany ESG Equity Fund	10,207,635	2,791,726	(295,753)	2,495,973

At July 31, 2019, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund, Dana Small Cap Equity Fund and Dana Epiphany ESG Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

See accompanying notes which are an integral part of these schedules of investments.

Dana Funds

Notes to the Schedule of Investments

July 31, 2019

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany ESG Equity Fund (the “Epiphany ESG Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$127,040,229	$-	$-	$127,040,229
Money Market Funds	1,406,687	-	-	1,406,687
Total	$128,446,916	$-	$-	$128,446,916

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$15,396,455	$-	$-	$15,396,455
Money Market Funds	260,395	-	-	260,395
Total	$15,656,850	$-	$-	$15,656,850

Epiphany ESG Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,576,181	$-	$-	$12,576,181
Money Market Funds	127,427	-	-	127,427
Total	$12,703,608	$-	$-	$12,703,608

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FOUNDRY PARTNERS FUNDAMENTAL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS — 93.21%	Shares	Fair Value
Communication Services — 3.23%
John Wiley & Sons, Inc., Class A	22,018	$1,002,039
Meredith Corporation	45,071	2,472,595
TEGNA, Inc.	183,453	2,786,651
		6,261,285
Consumer Discretionary — 9.82%
Adtalem Global Education, Inc.(a)	59,294	2,808,757
American Axle & Manufacturing Holdings, Inc.(a)	177,157	2,138,285
Bloomin' Brands, Inc.	189,851	3,233,163
Cooper Tire & Rubber Company	56,148	1,511,504
Group 1 Automotive, Inc.	32,925	2,764,383
KB Home	96,885	2,545,168
M/I Homes, Inc.(a)	44,065	1,558,579
Movado Group, Inc.	25,813	679,656
Wolverine World Wide, Inc.	66,338	1,801,077
		19,040,572
Consumer Staples — 0.95%
Energizer Holdings, Inc.	43,857	1,845,503

Energy — 3.25%
Alliance Resource Partners LP	72,995	1,279,602
Enerplus Corporation	55,618	368,191
Gran Tierra Energy, Inc.(a)	503,114	820,076
Southwestern Energy Company(a)	514,887	1,132,751
W&T Offshore, Inc.(a)	267,754	1,202,215
World Fuel Services Corporation	38,690	1,510,459
		6,313,294
Financials — 25.83%
AllianceBernstein Holding LP	113,935	3,437,420
Ameris Bancorp	17,331	689,254
Apollo Commercial Real Estate Finance, Inc.	164,849	3,102,458
Associated Banc-Corporation	176,681	3,828,677
Berkshire Hills Bancorp, Inc.	41,951	1,375,993
CNO Financial Group, Inc.	134,399	2,272,687
Donnelley Financial Solutions, Inc.(a)	72,710	991,037
F.N.B. Corporation	179,526	2,163,288
First Midwest Bancorp, Inc.	158,854	3,436,012
Fulton Financial Corporation	124,256	2,112,352
Hancock Whitney Corporation	113,778	4,724,063

See accompanying notes which are an integral part of these schedules of investments.

International Bancshares Corporation	51,822	1,950,062
Nelnet, Inc., Class A	12,706	794,887
Old National Bancorp	283,807	4,997,842
TCF Financial Corporation	92,601	1,979,809
Umpqua Holdings Corporation	86,687	1,513,555
Valley National Bancorp	81,134	905,455
Waddell & Reed Financial, Inc., Class A	120,261	2,104,568
Washington Federal, Inc.	110,895	4,056,539
WesBanco, Inc.	43,772	1,601,180
Wintrust Financial Corporation	28,709	2,053,842
		50,090,980
Health Care — 1.50%
NextGen Healthcare, Inc.(a)	45,216	739,734
Select Medical Holdings Corporation(a)	129,122	2,161,502
		2,901,236
Industrials — 18.37%
AAR Corporation	24,582	1,029,003
Aegion Corporation(a)	60,300	1,136,655
Aircastle Ltd.	119,951	2,493,781
ArcBest Corporation	23,945	716,674
Barnes Group, Inc.	39,514	2,056,309
Briggs & Stratton Corporation	56,853	541,809
EMCOR Group, Inc.	38,370	3,238,044
EnerSys	20,447	1,392,645
Generac Holdings, Inc.(a)	39,229	2,836,257
Herman Miller, Inc.	36,691	1,663,570
Hillenbrand, Inc.	38,610	1,300,771
Hyster-Yale Materials Handling, Inc., Class A	16,664	1,030,502
Kelly Services, Inc., Class A	23,474	653,281
Kennametal, Inc.	59,566	2,059,792
Korn Ferry	21,326	837,686
Matthews International Corporation, Class A	43,781	1,495,121
Park-Ohio Holdings Corporation	24,506	749,884
Regal Beloit Corporation	48,370	3,851,219
Rush Enterprises, Inc., Class A	18,303	689,291
Universal Forest Products, Inc.	90,389	3,654,427
Wabash National Corporation	61,740	977,344
WESCO International, Inc.(a)	24,353	1,235,671
		35,639,736
Information Technology — 11.85%
AVX Corporation	97,662	1,487,392
Belden, Inc.	25,597	1,163,640
Celestica, Inc.(a)	204,477	1,449,742
ChipMOS Technology, Inc. - ADR	39,922	726,580
CSG Systems International, Inc.	36,434	1,866,878

See accompanying notes which are an integral part of these schedules of investments.

Itron, Inc.(a)	35,931	2,227,722
KBR, Inc.	141,332	3,728,339
Kulicke & Soffa Industries, Inc.	21,425	484,848
Sanmina Corporation(a)	81,049	2,573,306
ScanSource, Inc.(a)	34,394	1,167,676
Sykes Enterprises, Inc.(a)	40,529	1,146,565
Tech Data Corporation(a)	20,536	2,081,118
Vishay Intertechnology, Inc.	169,273	2,877,641
		22,981,447
Materials — 8.19%
Cabot Corporation	43,760	1,956,947
Cleveland-Cliffs, Inc.	93,348	995,090
Domtar Corporation	84,059	3,568,304
Kraton Corporation(a)	49,521	1,518,809
Mercer International, Inc.	100,485	1,309,320
Owens-Illinois, Inc.	118,707	2,014,458
Pan American Silver Corporation	143,345	2,177,410
Schnitzer Steel Industries, Inc., Class A	45,016	1,198,776
Stepan Company	11,620	1,152,123
		15,891,237
Real Estate — 6.91%
Ashford Hospitality Trust, Inc.	153,952	417,210
Brandywine Realty Trust	198,512	2,928,052
CoreCivic, Inc.	42,783	726,028
GEO Group, Inc. (The)	42,282	753,042
Hospitality Properties Trust	60,313	1,490,334
Kite Realty Group Trust	61,634	980,597
Lexington Realty Trust	368,452	3,636,620
Pennsylvania Real Estate Investment Trust	123,971	741,347
Piedmont Office Realty Trust, Inc., Class A	67,764	1,410,169
PotlatchDeltic Corporation	8,852	325,931
		13,409,330
Utilities — 3.31%
ALLETE, Inc.	34,439	2,994,471
Portland General Electric Company	62,380	3,421,543
		6,416,014

Total Common Stocks (Cost $178,320,469)		180,790,634

MONEY MARKET FUNDS - 6.47%

Federated Government Obligations Fund - Institutional Class, 2.21%(b)	12,557,484	12,557,484

Total Money Market Funds (Cost $12,557,484)		12,557,484

See accompanying notes which are an integral part of these schedules of investments.

Total Investments — 99.68% (Cost $190,877,953)	193,348,118

Other Assets in Excess of Liabilities — 0.32%	614,791

NET ASSETS — 100.00%	$193,962,909

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these schedules of investments.

At July 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$190,820,386

Gross Unrealized Appreciation	$16,027,561
Gross Unrealized Depreciation	(13,499,829)

Net Unrealized Appreciation on Investments	$2,527,732

At July 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and partnership basis adjustments.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments

July 31, 2019 (Unaudited)

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”), which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$180,790,634	$-	$-	$180,790,634
Money Market Funds	12,557,484	-	-	12,557,484
Total	$193,348,118	$-	$-	$193,348,118

*	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

GREEN OWL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCKS — 94.40%	Shares	Fair Value
Communication Services — 17.29%
Alphabet, Inc., Class A(a)	773	$941,669
Alphabet, Inc., Class C(a)	2,928	3,562,438
CBS Corporation, Class B	67,430	3,473,319
Facebook, Inc., Class A(a)	13,800	2,680,374
MultiChoice Group Ltd.(a) - ADR	8,305	77,237
Naspers Ltd., Class N - ADR	41,525	2,038,462
Walt Disney Company (The)	12,480	1,784,765
		14,558,264
Consumer Discretionary — 16.76%
Booking Holdings, Inc.(a)	1,192	2,248,839
CarMax, Inc.(a)	38,082	3,342,076
Expedia Group, Inc.	16,250	2,157,025
General Motors Company	74,340	2,998,876
Gildan Activewear, Inc.	22,015	866,731
Mohawk Industries, Inc.(a)	20,047	2,499,660
		14,113,207
Consumer Staples — 3.60%
Philip Morris International, Inc.	19,630	1,641,264
US Foods Holding Corporation(a)	39,337	1,391,350
		3,032,614
Energy — 0.59%
Halliburton Company	21,700	499,100

Financials — 24.50%
American Express Company	15,000	1,865,550
Aon plc	14,000	2,649,500
Bank of America Corporation	55,969	1,717,129
Berkshire Hathaway, Inc., Class B(a)	25,315	5,200,460
Blackstone Group LP/The(b)	37,180	1,783,897
Charles Schwab Corporation (The)	40,970	1,770,723
Citigroup, Inc.	29,000	2,063,641
Goldman Sachs Group, Inc. (The)	8,100	1,783,053
JPMorgan Chase & Company	15,485	1,796,260
		20,630,213
Health Care — 1.52%
Bayer AG	19,756	1,282,164

See accompanying notes which are an integral part of these schedules of investments.

Industrials — 18.50%
AMERCO	5,345	2,068,515
American Airlines Group, Inc.	64,640	1,972,166
Boeing Company (The)	4,537	1,547,934
FedEx Corporation	10,380	1,770,101
Jacobs Engineering Group, Inc.	25,261	2,084,285
Quanta Services, Inc.	110,010	4,116,574
Robert Half International, Inc.	8,433	509,438
United Parcel Service, Inc., Class B	7,200	860,184
Valmont Industries, Inc.	4,750	653,600
		15,582,797
Information Technology — 6.29%
Analog Devices, Inc.	14,865	1,746,043
Apple, Inc.	16,670	3,551,377
		5,297,420
Materials — 2.23%
PPG Industries, Inc.	16,015	1,880,001

Real Estate — 3.12%
CBRE Group, Inc., Class A(a)	49,530	2,625,585

Total Common Stocks (Cost $55,401,783)		79,501,365

MONEY MARKET FUNDS - 5.50%

Federated Treasury Obligations Fund, Institutional Class, 1.93%(c)	4,632,417	4,632,417

Total Money Market Funds (Cost $4,632,417)		4,632,417

Total Investments — 99.90% (Cost $60,034,200)		84,133,782

Other Assets in Excess of Liabilities — 0.10%		82,086

NET ASSETS — 100.00%		$84,215,868

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these schedules of investments.

At July 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$26,493,209
Gross Unrealized Depreciation	(2,290,624)
Net Unrealized Appreciation on Investments	$24,202,585
Aggregate cost of securities for federal income tax purposes	$59,931,197

At July 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on organizational expense amortization and partnership basis adjustments.

See accompanying notes which are an integral part of these schedules of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2019

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, the Kovitz Investment Group Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$79,501,365	$-	$-	$79,501,365
Money Market Funds	4,632,417	-	-	$4,632,417
Total	$84,133,782	$-	$-	$84,133,782

(a)	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SOUND MIND INVESTING FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

MUTUAL FUNDS - 71.18%	Shares	Fair Value
Akre Focus Fund, Institutional Class	213,788	$9,620,476
Alger Small Cap Focus Fund, Class Z	69,648	1,627,676
Allianz NFJ Dividend Value Fund, Institutional Class	200	2,456
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	2,793
American Century Equity Income Fund, Investor Class	100	912
American Century International Opportunities Fund, Institutional Class	360	3,525
AMG GW&K U.S. Small Cap Growth Fund, Institutional Class	100	493
AMG Yacktman Focused Fund, Institutional Class	100	1,982
AMG Yacktman Fund, Institutional Class	100	2,119
Artisan International Small Cap Fund, Investor Class	150	2,066
Artisan International Value Fund, Investor Class	150	5,172
Artisan Mid Cap Value Fund, Investor Class	279	5,630
Artisan Small Cap Fund, Investor Class	125	4,419
BBH Core Select Fund, Class N	100	1,552
Berkshire Focus Fund	57,715	1,737,207
BlackRock International Opportunities Portfolio, Institutional Class	100	2,874
BNY Mellon Opportunistic Small Cap Fund, Investor Shares	100	2,607
Bridgeway Small-Cap Growth Fund, Class N	205	4,986
Bridgeway Ultra-Small Company Market Fund, Class N	100	1,105
Buffalo Small Cap Fund, Inc.	150	2,082
Champlain Small Company Fund, Institutional Class	100	2,054
Chartwell Small Cap Value Fund	118	2,164
Columbia Acorn International Fund, Class Z	100	3,223
Columbia Acorn Select Fund, Class Z	150	2,085
Columbia Contrarian Core Fund, Class Z	91	2,389
Columbia Small Cap Growth Fund I, Class Z	100	2,157
Davis Opportunity Fund, Class Y	100	3,387
Delaware Select Growth Fund, Institutional Class	100	3,959
Delaware Small Cap Value Fund, Institutional Class	100	6,296
Delaware Value Fund, Institutional Class	144	3,149
Deutsche Small Cap Core Fund, Institutional Class	52	1,474
DFA International Small Cap Value Portfolio, Institutional Class	100	1,770
DFA International Small Company Portfolio, Institutional Class	100	1,750
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	3,314
Fairholme Fund	100	1,959
Fidelity Advisor Growth Opportunities Fund, Institutional Class	143,027	13,059,787
Fidelity Consumer Finance Portfolio	95,238	1,670,476
Fidelity Mid-Cap Stock Fund	150	5,342

See accompanying notes which are an integral part of these schedules of investments.

Fidelity Select Defense and Aerospace Portfolio	66,281	1,189,079
Fidelity Select IT Services Portfolio	24,631	1,825,369
Fidelity Select Software & IT Services Portfolio	81,197	1,526,496
Fidelity Small Cap Discovery Fund	100	2,251
Fidelity Small Cap Stock Fund	150	2,567
Fidelity Small Cap Value Fund	150	2,256
Franklin Small Cap Value Fund, Advisor Class	100	4,982
Hartford International Opportunities Fund (The), Class Y	248	4,002
Heartland Value Fund	100	3,808
Hennessy Focus Fund, Investor Class	50	4,073
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,718
Invesco Oppenheimer Mid Cap Value Fund, Class Y	100	5,282
Ivy Mid Cap Income Opportunities Fund, Institutional Class	468,009	7,038,848
Janus Henderson Mid Cap Value Fund, Class T	200	3,068
Janus Henderson Overseas Fund, Class T	100	3,051
Janus Henderson Venture Fund, Class T	100	8,127
JOHCM International Select Fund, Institutional Class	100	2,319
JPMorgan Disciplined Equity Fund, Institutional Class	100	2,797
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,914
JPMorgan Small Cap Equity Fund, Select Class	100	5,957
JPMorgan Small Cap Growth Fund, Class L	100	2,014
Lazard Global Listed Infrastructure Portfolio, Institutional Class	499,219	7,672,993
Longleaf Partners Fund	150	3,053
Longleaf Partners International Fund	150	2,549
Longleaf Partners Small-Cap Fund	100	2,462
Lord Abbett Developing Growth Fund, Inc., Institutional Class	228,507	7,193,403
MainStay Mackay U.S. Equity Opportunities Fund, Institutional Class	100	857
Morgan Stanley Growth Portfolio, Institutional Class	100	5,387
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	273,664	13,978,768
Neuberger Berman Genesis Fund, Institutional Class	100	5,988
Neuberger Berman Small Cap Growth Fund, Institutional Class	116,318	4,717,852
Nicholas Fund, Inc.	50	3,387
Oakmark International Fund, Investor Class	150	3,381
Oakmark International Small Cap Fund, Institutional Class	150	2,162
Oakmark Select Fund, Institutional Class	150	6,137
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged), Institutional Class	300,685	2,411,497
Polen Growth Fund, Institutional Class	433,940	13,807,959
PRIMECAP Odyssey Aggressive Growth Fund	100	4,566
Principal SmallCap Growth Fund I, Institutional Class	200	2,864
ProFunds Consumer Services UltraSector ProFund, Investor Class	11,198	1,559,929
ProFunds Real Estate UltraSector ProFund, Investor Class	29,944	1,545,122
ProFunds Technology UltraSector ProFund, Investor Class	11,021	1,635,674
ProFunds Utilities UltraSector ProFund, Investor Class	9,516	514,734
Putnam Sustainable Future Fund, Class Y	403,030	7,319,030

See accompanying notes which are an integral part of these schedules of investments.

Royce Micro-Cap Fund, Investment Class	106	1,082
Royce Opportunity Fund, Investment Class	100	1,159
Royce Premier Fund, Investment Class	300	4,317
Royce Special Equity Fund, Institutional Class	150	2,724
Sextant International Fund	120,185	2,178,950
T. Rowe Price Communication & Technology Fund	13,694	1,624,512
T. Rowe Price International Discovery Fund	75	4,744
T. Rowe Price Mid-Cap Growth Fund	50	4,818
T. Rowe Price New Horizons Fund	100	6,396
T. Rowe Price Small-Cap Value Fund	100	4,759
Thornburg Value Fund, Institutional Class	100	7,372
TIAA-CREF International Equity Fund, Institutional Class	100	1,042
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,504
Tweedy Browne Global Value Fund	150	4,124
Vanguard Strategic Equity Fund, Investor Class	100	3,239
Victory RS Small Cap Growth Fund, Class Y	100	8,580
Wasatch Emerging Markets Small Cap Fund, Investor Class	1,000	2,610
Wasatch International Growth Fund, Investor Class	150	4,296
Wasatch International Opportunities Fund, Institutional Class	878,596	3,136,588

Total Mutual Funds (Cost $97,620,551)		108,856,415

EXCHANGE-TRADED FUNDS - 28.39%

Invesco Aerospace & Defense ETF	24,310	1,608,107
Invesco DWA Industrials Momentum ETF	23,380	1,589,840
Invesco International Dividend Achievers ETF	420,400	6,717,992
Invesco KBW Property & Casualty Insurance ETF	20,630	1,481,234
Invesco S&P 500 Low Volatility ETF	159,450	8,855,852
Invesco S&P MidCap Low Volatility ETF	152,980	7,930,483
iShares Expanded Tech-Software ETF	7,790	1,729,068
SPDR SSGA US Large Cap Low Volatility ETF	59,810	6,546,205
Vanguard Dividend Appreciation ETF	45,490	5,355,538
Vanguard Information Technology ETF	7,360	1,607,056

Total Exchange-Traded Funds (Cost $41,170,686)		43,421,375

MONEY MARKET FUNDS - 0.20%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.23%(a)	299,175	299,175

Total Money Market Funds (Cost $299,175)		299,175

See accompanying notes which are an integral part of these schedules of investments.

Total Investments — 99.77% (Cost $139,090,412)	152,576,965

Other Assets in Excess of Liabilities — 0.23%	357,670

NET ASSETS — 100.00%	$152,934,635

(a)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

See accompanying notes which are an integral part of these schedules of investments.

SMI DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.54%	Shares	Fair Value
Gold Bullion Strategy Fund (The), Investor Class	84,801	$1,990,278
Invesco DB Gold Fund(a)	717,820	31,009,824
iShares 20+ Year Treasury Bond ETF	154,180	20,488,980
iShares iBoxx $ Investment Grade Corporate Bond ETF	165,580	20,586,561
SPDR S&P 500® ETF(a)	133,270	39,638,496

Total Exchange-Traded Funds (Cost $107,641,581)		113,714,139

MONEY MARKET FUNDS - 3.55%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.23%(b)	4,176,170	4,176,170

Total Money Market Funds (Cost $4,176,170)		4,176,170

Total Investments — 100.09% (Cost $111,817,751)		117,890,309

Liabilities in Excess of Other Assets — (0.09)%		(111,406)

NET ASSETS — 100.00%		$117,778,903

(a)	Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2019, the percentage of net assets invested in Invesco DB Gold Fund and SPDR S&P 500® were 26.33% and 33.66%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

SMI 50/40/10 FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 60.74%	Shares	Fair Value
Invesco Aerospace & Defense ETF	3,440	$227,556
Invesco DB Gold Fund	243,470	10,517,904
Invesco DWA Industrials Momentum ETF	3,310	225,080
Invesco International Dividend Achievers ETF	62,290	995,394
Invesco KBW Property & Casualty Insurance ETF	3,210	230,478
Invesco S&P 500 Low Volatility ETF	24,730	1,373,504
Invesco S&P MidCap Low Volatility ETF	25,150	1,303,776
iShares 20+ Year Treasury Bond ETF	40,780	5,419,254
iShares Expanded Tech-Software ETF	1,100	244,156
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,730	5,436,951
SPDR S&P 500® ETF	34,010	10,115,595
SPDR SSGA US Large Cap Low Volatility ETF	8,900	974,105
Vanguard Dividend Appreciation ETF	9,600	1,130,208
Vanguard Information Technology ETF	1,040	227,084

Total Exchange-Traded Funds (Cost $36,380,864)		38,421,045

MUTUAL FUNDS - 37.57%

Akre Focus Fund, Institutional Class	30,787	1,385,430
AMG Yacktman Focused Fund, Institutional Class	100	1,982
Berkshire Focus Fund	9,310	280,217
Fidelity Advisor Growth Opportunities Fund, Institutional Class	27,210	2,484,522
Fidelity Select Defense and Aerospace Portfolio	12,493	224,124
Fidelity Select Insurance Portfolio	3,531	225,921
Fidelity Select IT Services Portfolio	82,352	6,103,110
Fidelity Select Software & IT Services Portfolio	12,650	237,812
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,718
Ivy Mid Cap Income Opportunities Fund, Institutional Class	69,865	1,050,762
Lazard Global Listed Infrastructure Portfolio, Institutional Class	76,040	1,168,734
Longleaf Partners International Fund	150	2,549
Lord Abbett Developing Growth Fund, Inc., Institutional Class	35,255	1,109,818
Morgan Stanley Multi-Cap Growth Trust, Institutional Class	44,164	2,255,873
Neuberger Berman Small Cap Growth Fund, Institutional Class	36,747	1,490,449
Oakmark International Fund, Investor Class	50	1,127
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged), Institutional Class	48,249	386,956
Polen Growth Fund, Institutional Class	62,339	1,983,612
ProFunds Consumer Services UltraSector ProFund, Investor Class	1,788	249,047

See accompanying notes which are an integral part of these schedules of investments.

ProFunds Real Estate UltraSector ProFund, Investor Class	5,690	293,609
ProFunds Technology UltraSector ProFund, Investor Class	1,559	231,434
ProFunds Utilities UltraSector ProFund, Investor Class	4,956	268,091
Putnam Sustainable Future Fund	64,430	1,170,040
Royce Opportunity Fund, Investment Class	100	1,159
Sextant International Fund	50,238	910,817
T. Rowe Price Communications & Technology Fund, Investor Class	2,028	240,631
Wasatch International Growth Fund, Investor Class	100	2,864

Total Mutual Funds (Cost $21,730,895)		23,765,408

MONEY MARKET FUNDS - 2.11%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.23%(a)	1,337,674	1,337,674

Total Money Market Funds (Cost $1,337,674)		1,337,674

Total Investments — 100.42% (Cost $59,449,433)		63,524,127

Liabilities in Excess of Other Assets — (0.42)%		(262,734)

NET ASSETS — 100.00%		$63,261,393

(a)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

See accompanying notes which are an integral part of these schedules of investments.

At July 31, 2019, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind	SMI Dynamic
	Investing Fund	Allocation Fund	SMI 50/40/10 Fund
Gross appreciation	$13,599,885	$6,086,089	$4,099,197
Gross depreciation	(114,860)	(13,531)	(34,251)

Net appreciation on investments	$13,485,025	$6,072,558	$4,064,946

Tax cost of investments	$139,091,940	$111,817,751	$59,459,181

At July 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedules of Investments

July 31, 2019

(Unaudited)

The Sound Mind Investing Fund ("SMI Fund"), SMI Dynamic Allocation Fund and SMI 50/40/10 Fund (each a "Fund" and collectively, the "Funds") are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

SMI Funds

Notes to the Schedules of Investments - continued

July 31, 2019

(Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s valuation policies, SMI Advisory Services, LLC (“the Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedules of Investments - continued

July 31, 2019

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019:

		Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$108,856,415	$-	$-	$108,856,415
Exchange-Traded Funds	43,421,375	-	-	43,421,375
Money Market Funds	299,175	-	-	299,175
Total Investments	$152,576,965	$-	$-	$152,576,965

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$113,714,139	$-	$-	$113,714,139
Money Market Funds	4,176,170	-	-	4,176,170
Total Investments	$117,890,309	$-	$-	$117,890,309

		Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$38,421,045	-	-	$38,421,045
Mutual Funds	23,765,408	-	-	23,765,408
Money Market Funds	1,337,674	-	-	1,337,674
Total Investments	$63,524,127	$-	$-	$63,524,127

The Funds did not hold any investments at the end of reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's Principal Executive Officer and Principal Financial Officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2019

By	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	9/25/2019